Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 33-65632

SCHRODER SERIES TRUST

Schroder Emerging Markets Multi-Sector Bond Fund (the “Fund”)

Supplement dated May 20, 2014 to the Prospectus dated March 1, 2014

The following supplements the Fund’s Prospectus (“Prospectus”) to reflect a change in the Fund’s diversification status and the addition of Denis Parisien as a Portfolio Manager of the Fund.

Diversification

Effective July 1, 2014, the Fund will be classified as a “non-diversified” investment company and will no longer be a “diversified” investment company, as those terms are defined under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

The following sentence is hereby added to the last paragraph under the heading “Schroder Emerging Markets Multi-Sector Bond Fund — Principal Investment Strategies” on page 41 of the Prospectus:

The Fund is a non-diversified mutual fund.

The following paragraph is hereby added to the section “Schroder Emerging Markets Multi-Sector Bond Fund — Principal Risks” on page 42 of the Prospectus:

•  Non-Diversification Risk: a non-diversified fund is able to invest its assets in a more limited number of issuers than a diversified fund, so a decline in the market value of a particular security may affect the Fund’s value more than if the Fund were a diversified fund;

The following sentence is hereby added to the last paragraph under the heading “Schroder Emerging Markets Multi-Sector Bond Fund — Principal Investment Strategies” on page 73 of the Prospectus:

The Fund is a non-diversified mutual fund.

The paragraph “Non-Diversification Risk” under the heading “Principal Risks of Investing in the Funds” on page 89 of the Prospectus is hereby revised to include appropriate references to the Fund.

Portfolio Managers

Effective immediately, Denis Parisien is a Portfolio Manager of the Fund.

The following line is added under “Schroder Emerging Markets Multi-Sector Bond Fund — Portfolio Managers” on page 43 of the Prospectus:

Denis Parisien, Portfolio Manager, has managed the Fund since 2014.

The table in the section entitled “Management of the Funds —Portfolio Management” on page 101 of the Prospectus is hereby revised to add the following information:

FUND	NAME	TITLE	SINCE	RECENT PROFESSIONAL EXPERIENCE
Schroder Emerging Markets Multi-Sector Bond Fund	Denis Parisien	Portfolio Manager	2014

Mr. Parisien joined Schroders in April 2014 as a Portfolio Manager for Emerging Market Debt Relative. Prior to joining Schroders, he was head of EM corporate debt research and strategy at Deutsche Bank from 2010 to 2014, and head of Latin American Fixed Income Research at Santander Investment Securities from 2006 to 2010. Mr. Parisien holds a Masters degree in Economics from McGill University.

Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 33-65632

SCHRODER SERIES TRUST

Schroder Emerging Markets Multi-Sector Bond Fund (the “Fund”)

Supplement dated May 20, 2014 to the Statement of Additional Information dated March 1, 2014

The following supplements the Fund’s Statement of Additional Information (“SAI”) to reflect a change in the Fund’s diversification status and the addition of Denis Parisien as a Portfolio Manager of the Fund.

Diversification

Effective July 1, 2014, the Fund will be classified as a “non-diversified” investment company and will no longer be a “diversified” investment company, as those terms are defined under the Investment Company Act of 1940, as amended (the “1940 Act”).

The second and third paragraphs under the heading “Fund Classification” on pages 1-2 of the SAI are hereby revised to reflect this change.

In addition, the fourth fundamental investment restriction on page 26 is hereby replaced with the following:

4.             With respect to each of these Funds except Schroder Emerging Markets Multi-Sector Bond Fund and Schroder Absolute Return EMD and Currency Fund, as to 75% of its total assets, purchase any security (other than Government securities, as such term is defined in the 1940 Act, and securities of other investment companies), if as a result more than 5% of the Fund’s total assets (taken at current value) would then be invested in securities of a single issuer or the Fund would hold more than 10% of the outstanding voting securities of such issuer.

Portfolio Managers

Effective immediately, Denis Parisien is a Portfolio Manager of the Fund.

The list of portfolio managers for the Fund under the heading “Portfolio Managers” on page 41 of the SAI is hereby amended to add “Denis Parisien.”

The table in the section entitled “Portfolio Managers — Other Accounts Managed” on page 44 of the SAI is hereby revised to add the following information for the Fund, as of April 30, 2014:

Denis Parisien
Registered Investment Companies	None	None	None	None
Other Pooled Investment Vehicles	8	$1,048,000,000	None	None
Other Accounts	27	$904,000,000	None	None

Under the heading “Portfolio Managers — Compensation” on page 46 of the SAI, the phrase “and J.P.Morgan GBI-EM Global Diversified for Messrs. Barrineau, Grisales and Moseley as portfolio managers of Schroder Emerging Markets Multi-Sector Bond Fund” is hereby amended to add “Denis Parisien.”